Convertible Preferred Stock (Details Narrative) (fuboTV Inc. Pre-Merger) (10-K) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 23, 2020	Apr. 02, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020
Issuance of convertible preferred stock to settle convertible notes	$ 400	$ 1,100,000
Accured interest			$ 300				$ 300		$ 500
Fubo TV Pre-Merger [Member]
Shares issued during the period, shares					18,180,788		18,185,606	14,738,605
Issuance of convertible preferred stock to settle convertible notes						$ 11,208	$ 11,208	$ 23,083
Fubo TV Pre-Merger [Member] | Initiating Holders [Member]
Demand registration rights description					Pursuant to the terms of the Third Amended and Restated Investors' Rights Agreement, the Company is obligated, upon the written demand of the holders of at least 20% of the convertible preferred stock then outstanding ("Initiating Holders") to register a Form S-1 registration statement with an anticipated aggregate offering price exceeding $7,500. Upon the receipt of a written demand notice, the Company must file a registration statement with the U.S. Securities and Exchange Commission covering the Initiating Holders and any additional convertible preferred shares requested by any other holders within 60 days and use commercially reasonable efforts to have the registration statement declared effective promptly thereafter. The holder of the convertible preferred stock may exercise this demand registration right at any date after the earlier of: (i) March 5, 2021 or (ii) 180 days after the effective date of a registrations statement upon receipt of a request from 20% of the holders of the then outstanding convertible preferred stock to register. The Company shall have the right to defer registration for a 90-day period, provided this right has not been incurred more than twice in the preceding 12-month period.		Pursuant to the terms of the Third Amended and Restated Investor Rights Agreement, the Company is obligated, upon the written demand of the holders of at least 20% of the convertible preferred stock then outstanding ("Initiating Holders") to register a Form S-1 registration statement with an anticipated aggregate offering price exceeding $7,500. Upon the receipt of a written demand notice, the Company must file a registration statement with the U.S. Securities and Exchange Commission covering the Initiating Holders and any additional convertible preferred shares requested by any other holders within 60 days and use commercially reasonable efforts to have the registration statement declared effective promptly thereafter. The holder of the convertible preferred stock may exercise this demand registration right at any date after the earlier of: (i) March 5, 2021 or (ii) 180 days after the effective date of a registrations statement upon receipt of a request from 20% of the holders of the then outstanding convertible preferred stock to register. The Company shall have the right to defer registration for a 90-day period, provided this right has not been incurred more than twice in the preceding 12-month period.
Offering price of convertible preferred stock					$ 7,500		$ 7,500
Fubo TV Pre-Merger [Member] | Common Stock [Member]
Proceeds from initial public offering					$ 50,000		$ 50,000
Fubo TV Pre-Merger [Member] | Series D Convertible Preferred Stock [Member]
Shares issued during the period				$ 1,839,954
Issuance of stock price per share				$ 25.30				$ 25.30
Shares issued during the period, shares				46,294
Fubo TV Pre-Merger [Member] | Series D-1 Convertible Preferred Stock [Member]
Issuance of convertible preferred stock to settle convertible notes				$ 22,900
Accured interest				$ 183				$ 183
Shares issued during the conversion of stock shares				1,140,481
Conversion price per share				$ 20.24				$ 20.24
Fubo TV Pre-Merger [Member] | Series E Convertible Preferred Stock [Member]
Shares issued during the period			$ 3,056,951
Issuance of stock price per share			$ 29.74				$ 29.74
Fubo TV Pre-Merger [Member] | Series E-1 Convertible Preferred Stock [Member]
Issuance of convertible preferred stock to settle convertible notes			$ 11,150
Accured interest			$ 58				$ 58
Shares issued during the conversion of stock shares			471,100
Conversion price per share			$ 23.79				$ 23.79
Fubo TV Pre-Merger [Member] | Series E And E-1 Convertible Preferred Stock [Member]
Shares issued during the period, shares			101,757